Disclosure of Detailed Information About Continuity of the Lease Liabilities (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Lease liabilities, balance	$ 572,148
Additions to right-of-use assets on adoption of IFRS 16, September 1, 2019		258,756
Acquisition of UMG		401,441
Acquired	210,178	36,375
Interest expenses	34,197	(139,937)
Payments	(228,328)	15,513
Effect of foreign exchange	(644)
Lease liabilities, balance	587,551	572,148
Current lease liabilities	222,583	185,671
Non-current lease liabilities	364,968	386,477
Lease liabilities	587,551	572,148
Equipments [member]
IfrsStatementLineItems [Line Items]
Lease liabilities, balance	35,457
Additions to right-of-use assets on adoption of IFRS 16, September 1, 2019
Acquisition of UMG
Acquired		36,375
Interest expenses	1,971	(918)
Payments	(13,380)
Effect of foreign exchange
Lease liabilities, balance	24,048	35,457
Current lease liabilities	12,174	11,409
Non-current lease liabilities	11,874	24,048
Lease liabilities	24,048	35,457
Office lease [member]
IfrsStatementLineItems [Line Items]
Lease liabilities, balance	536,691
Additions to right-of-use assets on adoption of IFRS 16, September 1, 2019		258,756
Acquisition of UMG		401,441
Acquired	210,178
Interest expenses	32,226	(139,019)
Payments	(214,948)	15,513
Effect of foreign exchange	(644)
Lease liabilities, balance	563,503	536,691
Current lease liabilities	210,409	174,262
Non-current lease liabilities	353,094	362,429
Lease liabilities	$ 563,503	$ 536,691